Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related Parties
Note 8. Related Parties
Transactions entered into between the Company and Scilex are considered related party transactions. These transactions have been reflected as related party loans, a long-term liability, on the consolidated balance sheets. These amounts do not carry interest, and are not expected to be settled through transfer of cash or other assets by the Company.
The total loans received from Scilex were as follows (in thousands):

	Year Ended December 31,
	2025	2024
Loans to Scilex Holding Company — stock-based compensation	$2,435	$660
Loans to Scilex Holding Company — expenses paid by Scilex Holding Company on behalf of the Company	14,472	10,872

Total loans from Scilex Holding Company	$16,907	$11,532

Debt Exchange Agreement
On August 30, 2024, the Company and Scilex entered into the Contribution and Satisfaction of Indebtedness Agreement (the “Debt Exchange Agreement”) with respect to certain amounts owed to Scilex by the Company, including accrued and unpaid interest thereon, if any, which amount may be updated pursuant to the terms thereof, for certain loans and other amounts provided by Scilex to the Company prior to the closing of the Business Combination (the “Outstanding Indebtedness”).
At Closing, the Outstanding Indebtedness between the Company and Scilex totaling $54.2 million was converted into 5,423,606 shares of Series A Preferred Stock and 542,361 shares of Common Stock. The Outstanding Indebtedness is considered to be extinguished in its entirety and shall be of no further force or effect and shall be deemed paid and satisfied in full and irrevocably and automatically discharged, terminated and released.

Transition Services Agreement
On September 22, 2025, in connection with the Closing, the Company entered into the Transition Services Agreement (the “Transition Services Agreement”) with Scilex, pursuant to which the Company can utilize certain employees and other service providers of Scilex to operate the business, including with respect to the following business functions: finance, human resources, information systems, legal and administrative, R&D support and commercialization support. Transition services provided by Scilex will be on a cost plus 10% basis, provided that the service fees will not exceed $2.0 million per annum until all payments under the Scilex-Oramed Note have been paid in full in cash, and the Company will reimburse Scilex for its out of pocket fees, costs or expenses. During the transition period, the Company plans to engage and increase full time employees to support research and development, general administrative, manufacturing, regulatory and commercial functions as the Company enters the final stage of development and pre-launch
commercialization planning. The term of the Transition Services Agreement is three years following the execution of such agreement, which the Company believes is sufficient time to develop commercial infrastructure and other business functions.
As of December 31, 2025, the Company had $0.3 million of service fees accrued under the Transition Services Agreement which is included in related party loan on the consolidated balance sheet.